Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-41594
Entity Registrant Name	AMERICAN BATTERY MATERIALS INC.
Entity Central Index Key	0001487718
Entity Tax Identification Number	22-3956444
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 West Putnam Ave.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(800)
Local Phone Number	998-7962
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BLTH
Entity Emerging Growth Company	false